Premises and Equipment (Schedule of Future Minimum Rental Commitments Under Noncancellable Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Premises and Equipment [Abstract]
2018	$ 467
2019	454
2020	451
2021	451
2022	451
Thereafter	4,654
Operating Leases, Future Minimum Payments Due, Total	$ 6,928